THRIVENT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
May 2, 2017
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Series Fund, Inc. 1933 Act File No. 033-03677 1940 Act File No. 811-04603
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, Thrivent Series Fund, Inc. (the “Registrant”) certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in the registration statement that was filed electronically on April 28, 2017.
Please contact me at (612) 844-4198 if you have any questions. Thank you.
Sincerely,
/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer